Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000221940 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Supra Institutional Class
Trading Symbol	FPCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Supra Institutional Class/FPCSX)	$50	0.99%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 12,460,285,013
Holdings Count | Holding	153
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,460,285,013
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Analog Devices, Inc.	3.4%
Alphabet, Inc. - Class A	2.9%
Alphabet, Inc. - Class C	2.1%
Citigroup, Inc.	2.1%
International Flavors & Fragrances, Inc.	2.0%
Meta Platforms, Inc. - Class A	2.0%
Heineken Holding N.V.	1.9%
Azelis Group N.V.	1.7%
Safran S.A.	1.7%
TE Connectivity Ltd.	1.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Analog Devices, Inc.	3.4%
Alphabet, Inc. - Class A	2.9%
Alphabet, Inc. - Class C	2.1%
Citigroup, Inc.	2.1%
International Flavors & Fragrances, Inc.	2.0%
Meta Platforms, Inc. - Class A	2.0%
Heineken Holding N.V.	1.9%
Azelis Group N.V.	1.7%
Safran S.A.	1.7%
TE Connectivity Ltd.	1.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000249813 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Investor Class
Trading Symbol	FPFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Investor Class/FPFRX)	$59	1.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 12,460,285,013
Holdings Count | Holding	153
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,460,285,013
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Analog Devices, Inc.	3.4%
Alphabet, Inc. - Class A	2.9%
Alphabet, Inc. - Class C	2.1%
Citigroup, Inc.	2.1%
International Flavors & Fragrances, Inc.	2.0%
Meta Platforms, Inc. - Class A	2.0%
Heineken Holding N.V.	1.9%
Azelis Group N.V.	1.7%
Safran S.A.	1.7%
TE Connectivity Ltd.	1.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Analog Devices, Inc.	3.4%
Alphabet, Inc. - Class A	2.9%
Alphabet, Inc. - Class C	2.1%
Citigroup, Inc.	2.1%
International Flavors & Fragrances, Inc.	2.0%
Meta Platforms, Inc. - Class A	2.0%
Heineken Holding N.V.	1.9%
Azelis Group N.V.	1.7%
Safran S.A.	1.7%
TE Connectivity Ltd.	1.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000025975 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Crescent Fund
Class Name	Institutional Class
Trading Symbol	FPACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/crescent
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Institutional Class/FPACX)	$53	1.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[3]
Net Assets	$ 12,460,285,013
Holdings Count | Holding	153
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,460,285,013
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Analog Devices, Inc.	3.4%
Alphabet, Inc. - Class A	2.9%
Alphabet, Inc. - Class C	2.1%
Citigroup, Inc.	2.1%
International Flavors & Fragrances, Inc.	2.0%
Meta Platforms, Inc. - Class A	2.0%
Heineken Holding N.V.	1.9%
Azelis Group N.V.	1.7%
Safran S.A.	1.7%
TE Connectivity Ltd.	1.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Analog Devices, Inc.	3.4%
Alphabet, Inc. - Class A	2.9%
Alphabet, Inc. - Class C	2.1%
Citigroup, Inc.	2.1%
International Flavors & Fragrances, Inc.	2.0%
Meta Platforms, Inc. - Class A	2.0%
Heineken Holding N.V.	1.9%
Azelis Group N.V.	1.7%
Safran S.A.	1.7%
TE Connectivity Ltd.	1.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000227168 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Advisor Class
Trading Symbol	FFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	$30	0.60%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[4]
Net Assets	$ 2,165,525,317
Holdings Count | Holding	392
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,165,525,317
Total number of portfolio holdings	392
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.875%, 4/30/2031	8.6%
U.S. Treasury Note, 3.500%, 2/28/2031	8.4%
U.S. Treasury Note, 3.750%, 1/31/2031	8.1%
U.S. Treasury Note, 3.625%, 12/31/2030	5.6%
U.S. Treasury Note, 1.250%, 4/15/2031	1.5%
U.S. Treasury Note, 3.500%, 11/30/2030	1.4%
J.P. Morgan Mortgage Trust, Series 2022-1, Class A4, 2.500%, 7/25/2052	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	0.7%
Freddie Mac Pool, 1.500%, 3/1/2041	0.6%
SCE Recovery Funding LLC, 4.453%, 3/15/2036	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 3.875%, 4/30/2031	8.6%
U.S. Treasury Note, 3.500%, 2/28/2031	8.4%
U.S. Treasury Note, 3.750%, 1/31/2031	8.1%
U.S. Treasury Note, 3.625%, 12/31/2030	5.6%
U.S. Treasury Note, 1.250%, 4/15/2031	1.5%
U.S. Treasury Note, 3.500%, 11/30/2030	1.4%
J.P. Morgan Mortgage Trust, Series 2022-1, Class A4, 2.500%, 7/25/2052	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	0.7%
Freddie Mac Pool, 1.500%, 3/1/2041	0.6%
SCE Recovery Funding LLC, 4.453%, 3/15/2036	0.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000207154 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	FPFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	$27	0.55%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[5]
Net Assets	$ 2,165,525,317
Holdings Count | Holding	392
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,165,525,317
Total number of portfolio holdings	392
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.875%, 4/30/2031	8.6%
U.S. Treasury Note, 3.500%, 2/28/2031	8.4%
U.S. Treasury Note, 3.750%, 1/31/2031	8.1%
U.S. Treasury Note, 3.625%, 12/31/2030	5.6%
U.S. Treasury Note, 1.250%, 4/15/2031	1.5%
U.S. Treasury Note, 3.500%, 11/30/2030	1.4%
J.P. Morgan Mortgage Trust, Series 2022-1, Class A4, 2.500%, 7/25/2052	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	0.7%
Freddie Mac Pool, 1.500%, 3/1/2041	0.6%
SCE Recovery Funding LLC, 4.453%, 3/15/2036	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 3.875%, 4/30/2031	8.6%
U.S. Treasury Note, 3.500%, 2/28/2031	8.4%
U.S. Treasury Note, 3.750%, 1/31/2031	8.1%
U.S. Treasury Note, 3.625%, 12/31/2030	5.6%
U.S. Treasury Note, 1.250%, 4/15/2031	1.5%
U.S. Treasury Note, 3.500%, 11/30/2030	1.4%
J.P. Morgan Mortgage Trust, Series 2022-1, Class A4, 2.500%, 7/25/2052	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	0.7%
Freddie Mac Pool, 1.500%, 3/1/2041	0.6%
SCE Recovery Funding LLC, 4.453%, 3/15/2036	0.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262097 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Flexible Fixed Income Fund
Class Name	Investor Class
Trading Symbol	FFIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/flexible-fixed-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Investor Class/FFIRX)	$32	0.65%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[6]
Net Assets	$ 2,165,525,317
Holdings Count | Holding	392
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,165,525,317
Total number of portfolio holdings	392
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.875%, 4/30/2031	8.6%
U.S. Treasury Note, 3.500%, 2/28/2031	8.4%
U.S. Treasury Note, 3.750%, 1/31/2031	8.1%
U.S. Treasury Note, 3.625%, 12/31/2030	5.6%
U.S. Treasury Note, 1.250%, 4/15/2031	1.5%
U.S. Treasury Note, 3.500%, 11/30/2030	1.4%
J.P. Morgan Mortgage Trust, Series 2022-1, Class A4, 2.500%, 7/25/2052	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	0.7%
Freddie Mac Pool, 1.500%, 3/1/2041	0.6%
SCE Recovery Funding LLC, 4.453%, 3/15/2036	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 3.875%, 4/30/2031	8.6%
U.S. Treasury Note, 3.500%, 2/28/2031	8.4%
U.S. Treasury Note, 3.750%, 1/31/2031	8.1%
U.S. Treasury Note, 3.625%, 12/31/2030	5.6%
U.S. Treasury Note, 1.250%, 4/15/2031	1.5%
U.S. Treasury Note, 3.500%, 11/30/2030	1.4%
J.P. Morgan Mortgage Trust, Series 2022-1, Class A4, 2.500%, 7/25/2052	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	0.7%
Freddie Mac Pool, 1.500%, 3/1/2041	0.6%
SCE Recovery Funding LLC, 4.453%, 3/15/2036	0.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.